Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended			6 Months Ended	12 Months Ended
	May 18, 2022	May 31, 2022	Oct. 31, 2021	Feb. 28, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend per ordinary share [abstract]
Dividends paid		€ 1,545	€ 820	€ 468	€ 636
Dividends per ordinary share					€ 0.62	€ 0.62	€ 0.12
Dividend per ordinary share paid		€ 0.41	€ 0.21	€ 0.12	€ 0.17
Dividends						€ 2,365	€ 468
Additional dividend paid per share	€ 0.232	€ 0.232
Additional dividend paid	€ 380	€ 874